Stock-Based Compensation - Narrative (Details)				1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 03, 2015 $ / shares shares	May 29, 2015 $ / shares	Dec. 09, 2014 tranche $ / shares shares	Dec. 31, 2012	Mar. 31, 2012 shares	Jun. 30, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 21, 2017 USD ($)	Dec. 05, 2012 tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)						1,179,877	2,183,106	4,015,356		4,386,856
Weighted average exercise price (in dollars per share) | $ / shares						$ 0.96	$ 1.46	$ 1.51		$ 1.51
Weighted average period for recognition of compensation cost related to unvested stock awards										2 years 7 months 17 days
Total unrecognized compensation cost, net of estimated forfeitures, related to non-vested stock options and restricted stock | $										$ 4,200,000
RSU's granted (in dollars per share) | $ / shares						$ 0.70	$ 1.11	$ 1.15
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)							150,000	150,000
Weighted average exercise price (in dollars per share) | $ / shares							$ 1.60	$ 1.60
Founders'
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)												329,021
Allocated share-based compensation expense | $										0	$ 0	$ 3,400,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $										$ 6,600,000	8,700,000	14,100,000
Total intrinsic value | $											$ 300,000	$ 6,700,000
Options granted (in shares)										4,236,856	2,570,600	1,744,600
Weighted average exercise price (in dollars per share) | $ / shares										$ 1.51	$ 6.80	$ 33.13
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares										$ 1.14	$ 4.84	$ 20.87
Stock options | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $										$ 300,000	$ 100,000	$ 1,100,000
Options granted (in shares)										150,000	10,000	50,500
Weighted average exercise price (in dollars per share) | $ / shares										$ 1.60	$ 6.96	$ 36.25
Stock Compensation Plan [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period for recognition of compensation cost related to unvested stock awards										2 years
Stock-based compensation expense | $									$ 100,000
Total unrecognized compensation cost, net of estimated forfeitures, related to non-vested stock options and restricted stock | $													$ 2,700,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)										0
Options granted (in shares)										0
RSU's granted (in dollars per share) | $ / shares										$ 0.00
Total fair value of RSUs that vested | $										$ 0	$ 100,000	$ 500,000
Restricted stock units | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	75,000
Vesting percentage	25.00%
Restricted stock units | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	10,000
Restricted stock units | Chief Executive Officer | December 2014 Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $												700,000
Weighted average exercise price (in dollars per share) | $ / shares		$ 43.47
Performance criteria			150.00%
Restricted stock units | Chief Executive Officer | Service-based restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			24 months	24 months
Restricted stock units | Chief Executive Officer | Service-based restricted stock units | December 2014 Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			15,450
Allocated share-based compensation expense | $												500,000
Options granted (in shares)			30,902
RSU's granted (in dollars per share) | $ / shares			$ 32.36
Restricted stock units | Chief Executive Officer | Performance-based restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches | tranche			2											2
Vesting period (in years)			1 year	1 year
Restricted stock units | Chief Executive Officer | Performance-based restricted stock units | December 2014 Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $												$ 200,000
Restricted stock units | Senior executives and a non-employee consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $											$ 300,000
Options granted (in shares)	85,000
RSU's granted (in dollars per share) | $ / shares	$ 9.81
Restricted stock units | Senior executives and a non-employee consultant | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)											16,250
Options granted (in shares)											85,000
Vesting period (in years)	12 months
Forfeitures (in shares)											68,750
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)					1,453,253
2012 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase to the lowest number of shares of common stock (in shares)					975,000
Annual increase as a percentage of the number of shares of common stock outstanding					4.00%
2011 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)					679,622